GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
June 30, 2020

Principal Amount		Value
	ASSET BACKED SECURITIES - 6.68%
395,000	Ally Master Owner Trust
	Series 2018-1, 2.700%, 01/15/2023	$398,588
354,118	ALM XVI, Ltd.
	Series 2015-16RR, 2.119% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 04/15/2027 (a)(c)	351,334
	AmeriCredit Automobile Receivables Trust
24,959	Series 2017-3-A3, 1.900%, 03/18/2022	24,977
150,000	Series 2019-3D, 2.580%, 09/18/2025	149,221
396,720	Atrium XII
	Series 2015-12R, 1.928% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	393,487
250,000	Carlyle Global Market Strategies CLO, Ltd.
	Series 2013-2A, 2.025% (3 Month LIBOR USD + 0.890%, 0.000% Floor), 01/18/2029 (a)(c)	245,241
1,022	CIG AUTO RECEIVABLES TRUST
	Series 2017-1, 2.710%, 05/15/2023 (c)	1,024
	Domino's Pizza Master Issuer LLC
186,675	Series 2018-1, 4.116%, 07/25/2048 (c)(g)	198,350
74,625	Series 2019-1, 3.668%, 10/25/2049 (c)	79,609
135,000	Drive Auto Receivables Trust
	Series 2019-4, 2.700%, 02/16/2027	135,431
	Exeter Automobile Receivables Trust
300,000	Series 2019-4, 2.580%, 09/15/2025 (c)	300,079
90,000	Series 2020-1, 2.730%, 12/15/2025 (c)	81,422
54,101	Flagship Credit Auto Trust
	Series 2018-2, 2.970%, 10/17/2022 (c)	54,435
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 0.590% (3 Month LIBOR USD + 0.230%, 0.000% Floor), 05/25/2036 (a)	95,077
157,565	GLS Auto Receivables Issuer Trust
	Series 2019-4, 2.470%, 11/15/2023 (c)	159,685
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (c)	315,016
250,000	LCM XX LP
	Series 2015-20R, 2.175% (3 Month LIBOR USD + 1.040%, 1.040% Floor), 10/20/2027 (a)(c)	246,792
186,545	Marlette Funding Trust
	Series 2019-4, 2.390%, 12/15/2029 (c)(g)	187,754
222,000	Mortgage Insurance-Linked Notes
	Series 2019-1, 2.085% (1 Month LIBOR USD + 1.900%, 1.900% Floor), 11/26/2029 (a)(c)	217,444
320,000	New Residential Advance Receivables Trust Advance Receivables Backed
	Series 2019-T4, 2.329%, 10/15/2051 (c)	320,920
	NRZ Excess Spread-Collateralized Notes Series
200,391	Series 2018-PLS1, 3.193%, 01/25/2023 (c)	201,576
75,701	Series 2018-PLS2, 3.265%, 02/25/2023 (c)	74,560
	OCP CLO, Ltd.
105,562	Series 2015-8R, 1.985% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 04/17/2027 (a)(c)	105,027
188,832	Series 2015-9R, 2.019% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (a)(c)	187,202
190,004	OnDeck Asset Securitization Trust II LLC
	Series 2019-1A, 2.650%, 11/17/2024 (c)(g)	189,802
	OneMain Financial Issuance Trust
331,000	Series 2018-1A, 3.300%, 03/14/2029 (c)	331,745
55,316	Series 2017-1A, 2.370%, 09/14/2032 (c)	55,496
247,927	OZLM VII, Ltd.
	Series 2014-7R, 2.145% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	241,202
300,000	OZLM XII, Ltd.
	Series 2015-12R, 1.810% (3 Month LIBOR USD + 1.050%, 0.000% Floor), 04/30/2027 (a)(c)	295,581
102,322	PRPM Trust
	Series 2019-GS1, 3.500%, 10/25/2024 (b)(c)	102,168
180,000	Regional Management Issuance Trust
	Series 2018-1, 3.830%, 07/15/2027 (c)(g)	180,550
80,779	RMF Buyout Issuance Trust
	Series 2019-1, 2.475%, 07/25/2029 (b)(c)	82,489
	Santander Drive Auto Receivables Trust
65,000	Series 2020-1, 2.070%, 01/15/2023	65,540
205,000	Series 2019-3, 2.680%, 10/15/2025	199,959
14,250	SoFi Consumer Loan Program Trust
	Series 2016-2, 3.090%, 10/27/2025 (c)(g)	14,294
335,000	Sound Point CLO, Ltd.
	Series 2018-3, 2.169% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (a)(c)	326,510
125,000	Springleaf Funding Trust
	Series 2017-A, 2.680%, 07/15/2030 (c)	124,941
395,000	TICP CLO, Ltd.
	Series 2018-3, 1.975% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	390,143
418,399	Vericrest Opportunity Loan Trust 2019-NPL4
	Series 2019-NPL4, 3.352%, 08/25/2049 (c)(k)	420,570
114,371	VOLT LXXXIII LLC
	Series 2019-NPL9, 3.376%, 11/25/2049 (c)(k)	114,161
397,026	VOLT LXXXIV LLC
	Series 2019-NPL10, 3.426%, 12/25/2049 (c)(k)	394,162
91,743	VOLT LXXXV LLC
	Series 2020-NPL1, 3.228%, 01/25/2050 (c)(k)	91,287
281,259	VOLT LXXXVIII LLC
	Series 2020-NPL4, 2.981%, 03/25/2050 (c)(k)	279,533
	Voya CLO, Ltd.
128,281	Series 2014-3, 1.711% (3 Month LIBOR USD + 0.720%, 0.000% Floor), 07/27/2026 (a)(c)	127,536
480,000	Series 2015-1, 2.035% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	472,796
78,000	Wendy's Funding LLC
	Series 2018-1, 3.884%, 03/15/2048 (c)(g)	82,478
220,000	Westlake Automobile Receivables Trust
	Series 2019-3, 2.720%, 11/15/2024 (c)	221,123
328,284	Z Capital Credit Partners CLO, Ltd.
	Series 2015-1, 2.126% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (a)(c)	323,906
	Total Asset Backed Securities (Cost $9,676,497)	9,652,223

	COLLATERALIZED MORTGAGE OBLIGATIONS - 12.62%
154,720	Ajax Mortgage Loan Trust
	Series 2017-B, 3.163%, 09/25/2056 (b)(c)	155,279
	Angel Oak Mortgage Trust I LLC
105,443	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	106,815
116,846	Series 2019-2, 3.628%, 03/25/2049 (b)(c)	120,222
306,044	Series 2019-4, 2.993%, 07/26/2049 (b)(c)	308,080
216,742	Series 2019-3, 2.930%, 05/25/2059 (b)(c)	219,075
	Arroyo Mortgage Trust
158,500	Series 2018-1, 3.763%, 04/25/2048 (b)(c)	165,269
233,988	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	239,657
252,884	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	264,206
	BANK
2,152,111	Series 2019-BNK23, 0.817%, 12/17/2052 (b)(j)	118,811
995,837	Series 2019-BNK18, 1.049%, 05/17/2062 (b)(j)	65,494
1,281,017	Series 2019-BNK20, 0.963%, 09/15/2062 (b)(j)	77,973
1,323,240	Series 2019-BNK22, 0.719%, 11/17/2062 (b)(j)	62,987
998,274	Series 2019-BNK24, 0.768%, 11/17/2062 (b)(j)	49,087
998,824	Series 2020-BNK26, 1.357%, 03/16/2063 (b)(j)	92,983
68,995	Bayview Koitere Fund Trust
	Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	71,593
193,205	Bayview Mortgage Fund IVc Trust
	Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	195,964
	Bayview Opportunity Master Fund IVa Trust
178,405	Series 2017-SPL5A, 3.500%, 07/28/2057 (b)(c)	184,712
61,538	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	63,932
	Bayview Opportunity Master Fund IVb Trust
50,518	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	52,587
66,604	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	68,136
132,000	BBCMS Mortgage Trust
	Series 2017-DELC, 1.035% (1 Month LIBOR USD + 0.850%, 0.850% Floor), 08/15/2036 (a)(c)	126,473
	Benchmark Mortgage Trust
325,000	Series 2019-B11, 3.410%, 05/17/2052	349,392
1,002,675	Series 2019-B12, 1.205%, 08/16/2052 (b)(j)	66,167
	BX Commercial Mortgage Trust
173,835	Series 2018-IND, 0.935% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 11/15/2035 (a)(c)	172,445
329,613	Series 2019-XL, 1.105% (1 Month LIBOR USD + 0.920%, 0.920% Floor), 10/15/2036 (a)(c)	324,054
100,000	CAMB Commercial Mortgage Trust
	Series 2019-LIFE, 1.635% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	98,276
145,000	Century Plaza Towers
	Series 2019-CPT, 2.865%, 11/16/2039 (c)	158,850
18,993	Chase Mortgage Finance Trust
	Series 2007-A1, 3.682%, 02/25/2037 (b)	18,726
61,545	CIM Trust
	Series 2017-7, 3.000%, 04/25/2057 (b)(c)	62,697
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, 3.329%, 04/16/2049	323,099
505,000	Series 2016-P4, 2.902%, 07/12/2049	541,591
	Citigroup Mortgage Loan Trust, Inc.
95,356	Series 2019-IMC1, 2.720%, 07/25/2049 (b)(c)	97,018
238,257	Series 2018-RP2, 3.500%, 02/25/2058 (b)(c)	255,832
110,123	Series 2018-RP1, 3.000%, 09/25/2064 (b)(c)	117,338
139,974	Series 2019-E, 3.228%, 11/25/2070 (c)(k)	141,057
	COLT Mortgage Loan Trust
48,286	Series 2019-1, 3.705%, 03/25/2049 (b)(c)	48,894
88,430	Series 2019-2, 3.337%, 05/25/2049 (b)(c)	94,419
103,852	Series 2019-3, 2.764%, 08/25/2049 (b)(c)	107,134
197,175	Series 2019-4, 2.579%, 11/25/2049 (b)(c)	199,595
120,000	COMM Mortgage Trust
	Series 2013-300P, 4.353%, 08/12/2030 (c)	128,919
290,000	Series 2019-WCM, 1.085% (1 Month LIBOR USD + 0.900%, 0.900% Floor), 10/16/2034 (a)(c)	284,661
	Countrywide Home Loans, Inc.
7,473	Series 2004-HYB6, 3.885%, 11/20/2034 (b)	7,295
85,531	Series 2005-11, 0.785% (1 Month LIBOR USD + 0.600%, 0.300% Floor, 10.500% Cap), 03/25/2035 (a)	69,639
375,000	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049	392,493
36,980	CSMC Trust
	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	38,312
11,954,895	DBGS Mortgage Trust
	Series 2018-C1, 0.335%, 10/17/2051 (b)(j)	178,008
475,000	DBJPM Mortgage Trust
	Series 2016-C3, 2.890%, 08/12/2049	510,991
360,000	Series 2016-C1, 3.038%, 05/12/2049	377,879
	Deephaven Residential Mortgage Trust
93,989	Series 2019-2, 3.558%, 04/25/2059 (b)(c)	94,446
225,124	Series 2019-3, 2.964%, 07/25/2059 (b)(c)	229,755
365,885	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (c)	369,189
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	146,922
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	144,482
35,000	Series 2015-GC34, 3.506%, 10/13/2048	38,359
1,450,291	Series 2020-GC45, 0.675%, 02/14/2053 (b)(j)	73,934
121,272	Homeward Opportunities Fund I Trust
	Series 2019-2, 2.702%, 08/25/2059 (b)(c)	123,092
	JPMBB Commercial Mortgage Securities Trust
90,000	Series 2020-NNN, 2.812%, 01/16/2037 (c)	92,590
358,481	Series 2013-C12, 3.157%, 07/17/2045	364,522
	Mill City Mortgage Loan Trust
206,531	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	216,272
441,004	Series 2019-GS1, 2.750%, 07/25/2059 (b)(c)	475,802
206,718	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	212,360
159,653	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	165,927
244,150	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	259,474
141,566	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 1.205% (1 Month LIBOR USD + 1.020%, 0.680% Floor), 10/25/2033 (a)	139,505
175,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C29, 3.325%, 05/17/2049	191,320
185,000	Morgan Stanley Capital I Trust
	Series 2014-MP, 3.469%, 08/11/2033 (c)	189,226
	MTRO Commercial Mortgage Trust
100,000	Series 2019-TECH B, 1.285% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 12/15/2033 (a)(c)	93,074
100,000	Series 2019-TECH C, 1.485% (1 Month LIBOR USD + 1.300%, 1.300% Floor), 12/15/2033 (a)(c)	92,179
160,000	Natixis Commercial Mortgage Securities Trust
	Series 2019-1776, 2.507%, 10/17/2036 (c)	161,746
	New Residential Mortgage LLC
179,732	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	174,518
199,423	Series 2018-FNT2, 3.790%, 07/25/2024 (c)	193,255
	New Residential Mortgage Loan Trust
76,672	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	82,491
188,635	Series 2018-4, 0.935% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	186,623
61,953	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	66,310
99,358	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	107,171
91,624	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	99,168
50,328	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	54,219
54,255	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	58,642
56,049	Series 2017-5, 1.685% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	56,269
74,828	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	80,361
161,945	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	176,302
159,732	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	171,359
266,022	Series 2019-3, 3.750%, 11/25/2058 (b)(c)	285,996
211,152	Series 2019-5, 3.500%, 08/25/2059 (b)(c)	218,434
128,239	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	131,322
	SBA Tower Trust
90,000	Series 2017-1, 3.168%, 04/15/2047 (c)	90,982
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	130,273
155,000	Series 2019-1, 2.836%, 01/15/2050 (c)	160,333
72,558	Seasoned Credit Risk Transfer Trust Series
	Series 2019-3, 3.500%, 10/25/2058	81,399
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 04/17/2037 (c)	356,653
75,000	Series 2016-C5, 3.055%, 10/13/2048	79,416
	Towd Point Mortgage Trust
104,519	Series 2015-6, 2.750%, 04/25/2055 (b)(c)	106,641
44,876	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	45,941
44,584	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	44,949
107,231	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	110,165
235,783	Series 2017-5, 0.785% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	234,254
210,581	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	214,546
51,647	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	53,098
270,593	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	279,903
263,742	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	271,576
82,577	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	85,203
233,549	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	245,946
171,331	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	181,652
	Verus Securitization Trust
114,403	Series 2019-2, 3.211%, 05/25/2059 (b)(c)	118,538
249,187	Series 2019-3, 2.784%, 07/25/2059 (b)(c)(k)	254,411
356,439	Series 2019-4, 3.142%, 10/25/2059 (c)	364,944
459,459	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	464,049
265,000	Series A-5, 3.148%, 05/15/2048	284,506
	Total Collateralized Mortgage Obligations (Cost $17,908,031)	18,250,110

	CORPORATE OBLIGATIONS - 36.66%
	Aerospace & Defense - 0.72%
330,000	Boeing Co.
	5.040%, 05/01/2027	364,446
	L3Harris Technologies, Inc.
150,000	3.850%, 06/15/2023	163,322
31,000	4.400%, 06/15/2028	36,731
	Lockheed Martin Corp.
45,000	1.850%, 06/15/2030	46,317
45,000	4.090%, 09/15/2052	58,875
	Raytheon Technologies Corp.
100,000	3.950%, 08/16/2025	113,862
140,000	3.125%, 05/04/2027	155,810
20,000	4.450%, 11/16/2038	24,494
25,000	4.625%, 11/16/2048	32,512
50,000	The Boeing Co.
	3.250%, 02/01/2035	45,642
		1,042,011
	Air Freight & Logistics - 0.25%
	FedEx Corp.
50,000	3.300%, 03/15/2027	53,934
265,000	4.250%, 05/15/2030	303,271
		357,205
	Automobiles - 0.08%
	General Motors Co.
55,000	6.125%, 10/01/2025	61,872
55,000	5.200%, 04/01/2045	53,344
		115,216
	Banks - 5.01%
	Bank of America Corp.
190,000	4.100%, 07/24/2023	208,764
250,000	3.864% (3 Month LIBOR USD + 0.940%), 07/23/2024 (a)	271,033
140,000	2.456% (3 Month LIBOR USD + 0.870%), 10/22/2025 (a)	147,169
185,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (a)	202,185
515,000	4.083% (3 Month LIBOR USD + 3.150%), 03/20/2051 (a)	648,335
200,000	BNP Paribas SA
	2.219% (SOFR + 2.074%), 06/09/2026 (b)(c)(e)	205,042
	Citigroup, Inc.
125,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025 (a)	135,133
280,000	3.700%, 01/12/2026 (e)	313,181
185,000	3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (a)	212,756
75,000	2.976% (SOFR + 1.422%), 11/05/2030 (a)	79,881
100,000	4.412% (SOFR + 3.914%), 03/31/2031 (a)	118,796
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)	222,818
95,000	Fifth Third Bancorp
	2.375%, 01/28/2025	100,387
	HSBC Holdings PLC
370,000	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (a)	383,400
200,000	4.583% (3 Month LIBOR USD + 1.535%), 06/19/2029 (a)	231,221
	JPMorgan Chase & Co.
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (a)	162,788
155,000	4.023% (3 Month LIBOR USD + 1.000%), 12/05/2024 (a)	170,876
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (a)	242,400
170,000	3.300%, 04/01/2026	190,159
90,000	2.950%, 10/01/2026	98,929
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	339,480
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (a)	89,452
120,000	3.702% (3 Month LIBOR USD + 1.160%), 05/06/2030 (a)	137,955
65,000	3.109% (SOFR + 2.460%), 04/22/2041 (a)	70,469
85,000	3.109% (SOFR + 2.440%), 04/22/2051 (a)	91,977
105,000	KeyCorp
	2.550%, 10/01/2029	108,777
12,000	Massachusetts Mutual Life Insurance Co.
	3.729%, 10/15/2070 (c)	12,394
	PNC Financial Services Group, Inc.
55,000	2.200%, 11/01/2024	58,348
195,000	3.450%, 04/23/2029	224,373
170,000	2.550%, 01/22/2030	183,958
235,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022	242,075
370,000	Truist Bank
	2.250%, 03/11/2030	373,799
	Wells Fargo & Co.
250,000	2.600%, 01/15/2021	253,050
150,000	2.625%, 07/22/2022	156,334
85,000	2.406% (3 Month LIBOR USD + 0.825%), 10/30/2025 (a)	88,539
120,000	3.000%, 04/22/2026	131,146
135,000	3.000%, 10/23/2026	147,246
1,000	5.606%, 01/15/2044	1,381
45,000	4.750%, 12/07/2046	57,768
90,000	5.013% (3 Month LIBOR USD + 4.240%), 04/04/2051 (a)	125,471
		7,239,245
	Beverages - 1.31%
	Anheuser-Busch InBev Worldwide, Inc.
175,000	4.750%, 01/23/2029	211,600
235,000	5.450%, 01/23/2039	297,284
5,000	3.750%, 07/15/2042	5,360
20,000	4.900%, 02/01/2046	24,550
145,000	4.600%, 04/15/2048 (e)	170,018
162,000	4.750%, 04/15/2058	196,219
295,000	Coca-Cola Co.
	1.450%, 06/01/2027 (e)	303,819
	Constellation Brands, Inc.
75,000	4.400%, 11/15/2025	86,792
144,000	3.600%, 02/15/2028	159,657
25,000	4.650%, 11/15/2028	29,422
6,000	3.150%, 08/01/2029	6,446
35,000	Keurig Dr Pepper, Inc.
	3.200%, 05/01/2030	39,018
	PepsiCo, Inc.
40,000	2.625%, 03/19/2027	43,766
90,000	1.625%, 05/01/2030	91,773
195,000	3.625%, 03/19/2050 (e)	235,376
		1,901,100
	Biotechnology - 1.26%
	AbbVie, Inc.
135,000	3.450%, 03/15/2022 (c)	140,461
205,000	2.950%, 11/21/2026 (c)	223,159
355,000	3.200%, 11/21/2029 (c)	392,201
205,000	4.250%, 11/21/2049 (c)	249,602
	Amgen, Inc.
45,000	2.650%, 05/11/2022	46,609
55,000	1.900%, 02/21/2025	57,506
95,000	2.200%, 02/21/2027	100,335
135,000	2.450%, 02/21/2030	143,041
360,000	2.300%, 02/25/2031	377,613
80,000	Gilead Sciences, Inc.
	2.500%, 09/01/2023	84,782
		1,815,309
	Building Products - 0.22%
	Carrier Global Corp.
220,000	2.242%, 02/15/2025 (c)	225,174
90,000	2.700%, 02/15/2031 (c)	89,902
		315,076
	Capital Markets - 2.04%
	Bank of New York Mellon Corp.
120,000	2.100%, 10/24/2024	126,524
90,000	2.450%, 08/17/2026	98,038
285,000	BlackRock, Inc.
	1.900%, 01/28/2031	291,684
	Morgan Stanley
75,000	2.625%, 11/17/2021	77,111
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (a)(e)	210,025
180,000	3.700%, 10/23/2024	199,720
65,000	3.125%, 07/27/2026	71,709
190,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (a)	213,920
55,000	4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (a)	65,576
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (a)	222,732
60,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (a)	71,045
	State Street Corp.
80,000	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (a)	88,256
90,000	2.354% (SOFR + 0.940%), 11/01/2025 (a)	95,422
80,000	2.901% (SOFR + 2.600%), 03/30/2026 (a)(c)	86,655
15,000	3.152% (SOFR + 2.650%), 03/30/2031 (a)(c)	16,870
	The Bank of New York Mellon Corp.
70,000	1.950%, 08/23/2022	72,216
125,000	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (a)	129,508
	The Goldman Sachs Group, Inc.
135,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (a)	138,441
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (a)	57,163
140,000	3.500%, 01/23/2025	152,596
40,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (a)	43,133
140,000	6.750%, 10/01/2037	204,055
20,000	6.250%, 02/01/2041	30,026
	Willis North America, Inc.
25,000	3.600%, 05/15/2024	27,071
145,000	2.950%, 09/15/2029 (e)	153,794
		2,943,290
	Chemicals - 0.63%
	Air Products and Chemicals, Inc.
20,000	1.500%, 10/15/2025	20,645
40,000	1.850%, 05/15/2027	41,952
45,000	Dow Chemical Co.
	4.800%, 05/15/2049	53,624
295,000	DuPont de Nemours, Inc.
	4.205%, 11/15/2023	323,549
15,000	Ecolab, Inc.
	4.800%, 03/24/2030	19,038
65,000	LYB International Finance III LLC
	2.875%, 05/01/2025	69,296
80,000	Nutrien Ltd.
	3.950%, 05/13/2050	88,698
	The Sherwin-Williams Co.
15,000	3.450%, 06/01/2027	16,808
95,000	2.950%, 08/15/2029	102,329
105,000	2.300%, 05/15/2030	107,406
15,000	4.500%, 06/01/2047	18,291
45,000	3.300%, 05/15/2050	45,854
		907,490
	Commercial Services & Supplies - 0.07%
55,000	ERAC USA Finance LLC
	7.000%, 10/15/2037 (c)(e)	70,573
20,000	Waste Management, Inc.
	4.150%, 07/15/2049	25,123
		95,696
	Consumer Finance - 0.48%
155,000	American Express Co.
	4.200%, 11/06/2025	180,347
	John Deere Capital Corp.
135,000	3.200%, 01/10/2022	140,801
25,000	1.200%, 04/06/2023	25,477
25,000	3.450%, 06/07/2023	27,159
145,000	2.600%, 03/07/2024	154,622
25,000	1.750%, 03/09/2027	26,038
125,000	NiSource, Inc.
	3.490%, 05/15/2027 (e)	141,570
		696,014
	Diversified Financial Services - 0.39%
	BAT Capital Corp.
55,000	3.222%, 08/15/2024 (e)	58,937
275,000	2.789%, 09/06/2024	290,119
160,000	GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/2025	180,835
35,000	National Rural Utilities Cooperative Finance Corp.
	3.400%, 02/07/2028	39,306
		569,197
	Diversified Telecommunication Services - 1.32%
	AT&T, Inc.
60,000	2.950%, 07/15/2026	65,406
80,000	3.800%, 02/15/2027	90,179
195,000	2.300%, 06/01/2027	202,193
175,000	4.500%, 05/15/2035	207,899
125,000	6.350%, 03/15/2040	174,326
110,000	4.350%, 06/15/2045	123,980
	Verizon Communications, Inc.
160,000	4.125%, 03/16/2027	188,837
250,000	4.016%, 12/03/2029	298,729
15,000	3.150%, 03/22/2030	16,861
140,000	4.500%, 08/10/2033	174,571
60,000	5.250%, 03/16/2037	80,422
20,000	4.812%, 03/15/2039	26,160
155,000	4.862%, 08/21/2046	210,830
30,000	4.000%, 03/22/2050	38,551
3,000	4.672%, 03/15/2055	4,086
		1,903,030
	Electric Utilities - 2.78%
	Alabama Power Co.
65,000	2.450%, 03/30/2022	67,086
55,000	4.150%, 08/15/2044	65,976
	BP Capital Markets America, Inc.
90,000	3.543%, 04/06/2027	99,815
70,000	3.633%, 04/06/2030	79,592
	Cleco Corporate Holdings LLC
46,000	3.743%, 05/01/2026	48,802
5,000	4.973%, 05/01/2046	5,294
90,000	Commonwealth Edison Co.
	3.650%, 06/15/2046	105,820
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	46,893
118,000	5.300%, 02/15/2040	163,859
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	79,583
100,000	Duke Energy Ohio, Inc.
	3.650%, 02/01/2029	115,731
15,000	Evergy Metro, Inc.
	2.250%, 06/01/2030	15,703
	Evergy, Inc.
55,000	2.450%, 09/15/2024	58,160
150,000	2.900%, 09/15/2029	160,474
	Exelon Corp.
185,000	2.450%, 04/15/2021	187,574
10,000	4.700%, 04/15/2050	12,779
	FirstEnergy Corp.
25,000	1.600%, 01/15/2026	25,253
65,000	2.250%, 09/01/2030	65,502
	Georgia Power Co.
85,000	2.400%, 04/01/2021	86,147
130,000	2.100%, 07/30/2023	135,475
45,000	4.750%, 09/01/2040	55,459
160,000	ITC Holdings Corp.
	2.950%, 05/14/2030 (c)	170,770
210,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048	238,168
20,000	Oncor Electric Delivery Co. LLC
	5.750%, 03/15/2029	26,256
305,000	Pacific Gas and Electric Co.
	2.500%, 02/01/2031	299,153
	PacifiCorp
10,000	2.700%, 09/15/2030	10,937
33,000	4.125%, 01/15/2049	40,922
10,000	3.300%, 03/15/2051	10,999
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025	144,419
125,000	4.100%, 06/15/2030 (c)	138,283
110,000	Sierra Pacific Power Co.
	2.600%, 05/01/2026	119,664
31,000	South Carolina Electric & Gas Co.
	5.100%, 06/01/2065	45,875
	Southern California Edison Co.
90,000	2.850%, 08/01/2029 (e)	95,481
125,000	2.250%, 06/01/2030	126,486
19,000	4.000%, 04/01/2047	21,688
61,000	4.125%, 03/01/2048	71,186
80,000	3.650%, 02/01/2050	88,201
235,000	Southern Co/The
	3.700%, 04/30/2030	267,503
	The Southern Co.
20,000	2.950%, 07/01/2023	21,158
160,000	3.250%, 07/01/2026	177,452
25,000	4.400%, 07/01/2046	29,764
	Xcel Energy, Inc.
120,000	2.600%, 12/01/2029	129,273
55,000	3.500%, 12/01/2049	61,181
		4,015,796
	Equity Real Estate Investment Trusts (REITs) - 0.26%
105,000	American Tower Corp.
	2.400%, 03/15/2025	110,972
45,000	Brixmor Operating Partnership LP
	4.050%, 07/01/2030	46,117
	Equinix, Inc.
25,000	1.800%, 07/15/2027	25,112
70,000	2.150%, 07/15/2030	69,648
35,000	VEREIT Operating Partnership LP
	3.400%, 01/15/2028	35,327
85,000	Welltower, Inc.
	2.700%, 02/15/2027	88,412
		375,588
	Food & Staples Retailing - 0.27%
	Alimentation Couche-Tard, Inc.
15,000	2.950%, 01/25/2030 (c)	15,585
55,000	3.800%, 01/25/2050 (c)	57,268
215,000	Costco Wholesale Corp.
	1.600%, 04/20/2030	217,592
75,000	Sysco Corp.
	5.950%, 04/01/2030	94,386
		384,831
	Food Products - 0.53%
75,000	Archer-Daniels-Midland Co.
	3.250%, 03/27/2030	85,437
130,000	Conagra Brands, Inc.
	4.850%, 11/01/2028	156,293
140,000	General Mills, Inc.
	2.875%, 04/15/2030	152,749
15,000	Mondelez International, Inc.
	2.750%, 04/13/2030	16,181
325,000	Nestle Holdings, Inc.
	3.350%, 09/24/2023 (c)	353,466
		764,126
	Gas Utilities - 0.01%
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	10,502
	Health Care Equipment & Supplies - 0.79%
65,000	Baxter International, Inc.
	3.950%, 04/01/2030 (c)	77,093
	Becton Dickinson and Co.
205,000	3.125%, 11/08/2021	210,673
35,000	2.823%, 05/20/2030	37,081
	Boston Scientific Corp.
85,000	1.900%, 06/01/2025	88,152
250,000	3.750%, 03/01/2026	284,095
	Shire Acquisitions Investments Ireland Designated Activity Co.
70,000	2.400%, 09/23/2021	71,379
125,000	2.875%, 09/23/2023	132,556
230,000	Zimmer Biomet Holdings, Inc.
	3.050%, 01/15/2026	247,449
		1,148,478
	Health Care Providers & Services - 1.40%
	Anthem, Inc.
95,000	3.650%, 12/01/2027	108,309
205,000	2.875%, 09/15/2029	222,423
10,000	2.250%, 05/15/2030	10,272
40,000	4.375%, 12/01/2047	49,856
	Cigna Corp.
110,000	3.050%, 10/15/2027 (c)	119,740
120,000	4.375%, 10/15/2028	142,117
70,000	CommonSpirit Health
	2.760%, 10/01/2024	72,336
	CVS Health Corp.
160,000	4.100%, 03/25/2025	181,065
59,000	3.875%, 07/20/2025	66,351
165,000	2.875%, 06/01/2026	178,888
35,000	3.000%, 08/15/2026	38,358
55,000	5.125%, 07/20/2045	70,976
125,000	5.050%, 03/25/2048	164,005
60,000	Humana, Inc.
	2.500%, 12/15/2020	60,548
70,000	Quest Diagnostics, Inc.
	2.800%, 06/30/2031	73,539
	UnitedHealth Group, Inc.
70,000	2.375%, 08/15/2024	74,801
90,000	2.875%, 08/15/2029	100,558
115,000	2.000%, 05/15/2030	120,559
10,000	3.500%, 08/15/2039	11,645
135,000	3.950%, 10/15/2042	162,233
		2,028,579
	Hotels, Restaurants & Leisure - 0.40%
65,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029	70,524
80,000	Las Vegas Sands Corp.
	3.500%, 08/18/2026	79,839
	McDonald's Corp.
80,000	3.350%, 04/01/2023	85,775
20,000	4.600%, 05/26/2045	24,645
15,000	4.875%, 12/09/2045	19,255
85,000	3.625%, 09/01/2049	93,693
105,000	4.200%, 04/01/2050	127,880
65,000	Starbucks Corp.
	3.800%, 08/15/2025	73,306
		574,917
	Industrial Conglomerates - 0.55%
140,000	General Electric Co.
	3.625%, 05/01/2030 (e)	140,446
245,000	Honeywell International, Inc.
	1.950%, 06/01/2030	256,385
232,000	NXP BV / NXP Funding LLC
	4.875%, 03/01/2024 (c)	259,235
85,000	NXP BV / NXP Funding LLC / NXP USA, Inc.
	4.300%, 06/18/2029 (c)	96,623
30,000	Trane Technologies Luxembourg Finance SA
	4.500%, 03/21/2049	36,010
		788,699
	Industrials - 0.29%
200,000	Alcon Finance Corp.
	2.750%, 09/23/2026 (c)	215,456
200,000	Diageo Capital Plc
	2.000%, 04/29/2030	207,181
		422,637
	Insurance - 0.78%
325,000	American International Group, Inc.
	2.500%, 06/30/2025	344,441
135,000	Berkshire Hathaway Finance Corp.
	4.200%, 08/15/2048	172,866
	Marsh & McLennan Cos, Inc.
30,000	3.500%, 12/29/2020	30,454
110,000	3.875%, 03/15/2024	121,828
65,000	4.375%, 03/15/2029	77,452
60,000	4.750%, 03/15/2039	77,182
70,000	Marsh & McLennan Cos., Inc.
	4.050%, 10/15/2023	76,857
40,000	New York Life Global Funding
	2.000%, 04/13/2021 (c)	40,539
105,000	Progressive Corp.
	3.200%, 03/26/2030	119,691
55,000	Trinity Acquisition PLC
	4.400%, 03/15/2026	62,747
		1,124,057
	Internet & Direct Marketing Retail - 0.67%
200,000	Alibaba Group Holding, Ltd.
	3.400%, 12/06/2027	222,334
	Amazon.com, Inc.
470,000	1.500%, 06/03/2030	476,757
150,000	3.875%, 08/22/2037	185,968
60,000	4.950%, 12/05/2044	85,821
		970,880
	IT Services - 1.24%
	Fidelity National Information Services, Inc.
70,000	4.250%, 05/15/2028	82,740
62,000	3.750%, 05/21/2029	72,702
	Fiserv, Inc.
135,000	3.200%, 07/01/2026	149,540
475,000	2.250%, 06/01/2027	497,483
	Global Payments, Inc.
55,000	3.200%, 08/15/2029	59,032
120,000	2.900%, 05/15/2030	126,081
	International Business Machines Corp.
250,000	3.500%, 05/15/2029	288,582
385,000	1.950%, 05/15/2030 (e)	394,658
100,000	4.250%, 05/15/2049	127,551
		1,798,369
	Life Sciences Tools & Services - 0.12%
160,000	Thermo Fisher Scientific, Inc.
	3.000%, 04/15/2023	169,610
	Machinery - 0.62%
130,000	Caterpillar, Inc.
	2.600%, 04/09/2030	141,574
625,000	Otis Worldwide Corp.
	2.565%, 02/15/2030 (c)	658,035
90,000	Parker-Hannifin Corp.
	2.700%, 06/14/2024	95,894
		895,503
	Media - 3.20%
	Charter Communications Operating LLC / Charter Communications Operating Capital
40,000	4.908%, 07/23/2025	45,873
230,000	3.750%, 02/15/2028	251,132
125,000	2.800%, 04/01/2031	126,972
75,000	6.484%, 10/23/2045	99,515
150,000	5.375%, 05/01/2047	177,404
55,000	5.750%, 04/01/2048	68,570
75,000	5.125%, 07/01/2049	86,756
30,000	4.800%, 03/01/2050	33,341
20,000	6.834%, 10/23/2055	27,012
	Comcast Corp.
240,000	3.150%, 03/01/2026	268,339
70,000	2.650%, 02/01/2030	76,192
75,000	3.400%, 04/01/2030	85,827
55,000	4.250%, 10/15/2030 (e)	67,454
180,000	1.950%, 01/15/2031	182,467
35,000	3.200%, 07/15/2036	38,802
125,000	4.600%, 10/15/2038	159,160
90,000	3.250%, 11/01/2039	99,980
20,000	4.750%, 03/01/2044	26,413
30,000	3.400%, 07/15/2046	33,386
65,000	4.700%, 10/15/2048	87,571
50,000	4.950%, 10/15/2058 (e)	71,330
291,000	Cox Communications, Inc.
	3.150%, 08/15/2024 (c)	313,457
	Discovery Communications, LLC
45,000	3.800%, 03/13/2024	48,282
28,000	3.950%, 06/15/2025	30,917
145,000	3.950%, 03/20/2028	162,136
80,000	3.625%, 05/15/2030 (e)	87,603
60,000	5.200%, 09/20/2047	69,912
97,000	5.300%, 05/15/2049	116,279
	Tencent Holdings Ltd.
345,000	1.810%, 01/26/2026 (c)	349,780
350,000	2.390%, 06/03/2030 (c)	350,901
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	36,303
50,000	4.500%, 09/15/2042	53,310
	Viacom, Inc.
125,000	4.250%, 09/01/2023	136,063
340,000	4.950%, 01/15/2031	402,325
75,000	4.200%, 05/19/2032	84,526
30,000	4.375%, 03/15/2043	31,417
235,000	Walt Disney Co.
	2.650%, 01/13/2031	249,594
		4,636,301
	Metals & Mining - 0.01%
15,000	Steel Dynamics, Inc.
	3.250%, 01/15/2031	15,333
	Multi-Utilities - 0.55%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	56,623
65,000	6.125%, 04/01/2036	94,018
	Dominion Energy, Inc.
160,000	2.579%, 07/01/2020	160,000
85,000	2.850%, 08/15/2026	91,378
190,000	NiSource, Inc.
	3.600%, 05/01/2030	218,076
	Sempra Energy
150,000	3.400%, 02/01/2028	164,318
15,000	4.000%, 02/01/2048	16,585
		800,998
	Oil, Gas & Consumable Fuels - 1.72%
15,000	Canadian Natural Resources, Ltd.
	6.500%, 02/15/2037	18,141
	Energy Transfer Operating LP
60,000	4.200%, 09/15/2023	63,825
85,000	4.500%, 04/15/2024	92,260
90,000	5.250%, 04/15/2029	98,686
90,000	6.125%, 12/15/2045	92,996
45,000	6.250%, 04/15/2049	47,770
10,000	5.000%, 05/15/2050	9,533
215,000	Enterprise Products Operating LLC
	4.800%, 02/01/2049	257,297
55,000	EOG Resources, Inc.
	4.375%, 04/15/2030	65,748
	Equinor ASA
65,000	3.625%, 04/06/2040	73,203
75,000	3.700%, 04/06/2050	86,133
	Exxon Mobil Corp.
160,000	4.227%, 03/19/2040	192,831
125,000	4.327%, 03/19/2050 (e)	156,607
65,000	Dominion Energy Gas Holdings LLC
	2.500%, 11/15/2024	68,738
	Hess Corp.
10,000	7.300%, 08/15/2031	11,672
20,000	5.800%, 04/01/2047	21,768
130,000	Marathon Petroleum Corp.
	4.700%, 05/01/2025	145,686
	MPLX LP
65,000	4.250%, 12/01/2027	70,580
140,000	5.200%, 03/01/2047	147,650
	ONEOK, Inc.
15,000	2.200%, 09/15/2025	14,758
65,000	5.850%, 01/15/2026	74,276
30,000	4.000%, 07/13/2027	30,458
20,000	3.100%, 03/15/2030	19,175
40,000	Phillips 66
	3.850%, 04/09/2025	44,385
135,000	Sabine Pass Liquefaction LLC
	4.500%, 05/15/2030 (c)	150,167
195,000	Suncor Energy, Inc.
	3.100%, 05/15/2025	208,509
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	4,798
5,000	5.350%, 05/15/2045	4,914
	TransCanada PipeLines, Ltd.
80,000	4.100%, 04/15/2030	91,290
5,000	4.750%, 05/15/2038	5,889
10,000	6.100%, 06/01/2040	13,142
85,000	5.100%, 03/15/2049	109,081
		2,491,966
	Personal Products - 0.04%
50,000	Estee Lauder Cos Inc.
	2.600%, 04/15/2030	54,468
	Pharmaceuticals - 1.22%
230,000	Bayer US Finance II LLC
	4.250%, 12/15/2025 (c)	264,445
	Bristol-Myers Squibb Co.
30,000	3.200%, 06/15/2026 (c)	33,693
75,000	3.400%, 07/26/2029 (c)	87,445
195,000	GlaxoSmithKline Capital PLC
	2.875%, 06/01/2022	203,471
	Johnson & Johnson
75,000	3.550%, 03/01/2036	88,935
55,000	3.625%, 03/03/2037	65,796
135,000	Merck & Co, Inc.
	3.400%, 03/07/2029	155,884
	Novartis Capital Corp.
195,000	2.000%, 02/14/2027	206,822
145,000	2.200%, 08/14/2030	153,373
	Pfizer, Inc.
60,000	2.625%, 04/01/2030 (e)	66,181
135,000	1.700%, 05/28/2030	137,415
200,000	Takeda Pharmaceuticals Co. LTD
	2.050%, 03/31/2030	200,330
	Upjohn, Inc.
55,000	1.650%, 06/22/2025 (c)	56,146
40,000	2.300%, 06/22/2027 (c)	41,326
		1,761,262
	Professional Services - 0.20%
	Equifax, Inc.
67,000	2.600%, 12/15/2025	71,514
20,000	3.100%, 05/15/2030	21,379
200,000	GE Capital Funding LLC
	4.400%, 05/15/2030 (c)	208,366
		301,259
	Road & Rail - 0.39%
	CSX Corp.
110,000	3.250%, 06/01/2027	123,102
140,000	2.400%, 02/15/2030	147,307
45,000	4.500%, 03/15/2049	57,889
30,000	Norfolk Southern Corp.
	3.400%, 11/01/2049	32,986
	Union Pacific Corp.
5,000	3.250%, 02/05/2050	5,504
160,000	4.100%, 09/15/2067	192,482
		559,270
	Semiconductors & Semiconductor Equipment - 1.44%
60,000	Broadcom Corp / Broadcom Cayman Finance, Ltd.
	3.125%, 01/15/2025	64,131
	Broadcom, Inc.
190,000	3.150%, 11/15/2025 (c)	202,468
215,000	4.110%, 09/15/2028 (c)	234,647
620,000	5.000%, 04/15/2030 (c)	713,989
	Intel Corp.
265,000	2.450%, 11/15/2029	286,688
19,000	3.734%, 12/08/2047	22,584
115,000	3.250%, 11/15/2049 (e)	130,022
75,000	Lam Research Corp.
	1.900%, 06/15/2030	76,763
150,000	Microchip Technology, Inc.
	2.670%, 09/01/2023 (c)	154,509
120,000	NVIDIA Corp.
	2.850%, 04/01/2030	133,779
60,000	NXP BV / NXP Funding LLC / NXP USA Inc.
	3.150%, 05/01/2027 (c)	63,739
		2,083,319
	Software - 0.59%
155,000	Microsoft Corp.
	2.525%, 06/01/2050	162,513
	Oracle Corp.
225,000	2.500%, 04/01/2025	241,246
115,000	4.300%, 07/08/2034	142,767
25,000	3.900%, 05/15/2035	30,224
50,000	3.800%, 11/15/2037	57,768
125,000	3.600%, 04/01/2050	139,761
75,000	salesforce.com, Inc.
	3.250%, 04/11/2023	80,634
		854,913
	Specialty Retail - 0.18%
75,000	AutoZone, Inc.
	3.625%, 04/15/2025	83,724
	Home Depot, Inc.
55,000	3.350%, 09/15/2025	61,970
55,000	5.875%, 12/16/2036	82,235
5,000	3.500%, 09/15/2056	5,820
25,000	Lowe's Cos., Inc.
	3.700%, 04/15/2046	27,913
		261,662
	Technology Hardware, Storage & Peripherals - 0.65%
	Apple, Inc.
360,000	1.125%, 05/11/2025	368,021
20,000	3.350%, 02/09/2027	22,804
385,000	2.200%, 09/11/2029	412,882
40,000	3.450%, 02/09/2045	46,844
85,000	Leidos, Inc.
	3.625%, 05/15/2025 (c)	92,997
		943,548
	Tobacco - 0.55%
	Altria Group, Inc.
45,000	2.350%, 05/06/2025	47,340
75,000	4.400%, 02/14/2026	86,422
145,000	2.625%, 09/16/2026	154,756
105,000	4.800%, 02/14/2029 (e)	122,678
65,000	3.400%, 05/06/2030	70,081
15,000	5.375%, 01/31/2044	18,091
90,000	3.875%, 09/16/2046	90,032
40,000	5.950%, 02/14/2049	52,545
160,000	Philip Morris International, Inc.
	2.100%, 05/01/2030	165,078
		807,023
	Transportation - 0.02%
30,000	Burlington Northern Santa Fe LLC
	3.050%, 02/15/2051	32,817
	Utilities - 0.21%
40,000	American Water Capital Corp.
	2.800%, 05/01/2030	43,741
245,000	NextEra Energy Capital Holdings, Inc.
	2.250%, 06/01/2030	252,873
		296,614
	Water Utilities - 0.13%
	American Water Capital Corp.
140,000	3.750%, 09/01/2028	162,292
15,000	4.150%, 06/01/2049	18,639
		180,931
	Wireless Telecommunication Services - 1.07%
	T-Mobile USA, Inc.
235,000	3.500%, 04/15/2025 (c)	256,212
360,000	1.500%, 02/15/2026 (c)	360,875
290,000	3.875%, 04/15/2030 (c)	323,302
100,000	4.500%, 04/15/2050 (c)	119,273
	Telefonica Emisiones SA
150,000	5.213%, 03/08/2047	187,122
205,000	4.895%, 03/06/2048	248,076
50,000	Vodafone Group Plc
	4.250%, 09/17/2050	59,810
		1,554,670
	Total Corporate Obligations (Cost $48,301,348)	53,008,805

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.52%
200,000	Chile Government International Bond
	2.550%, 01/27/2032	208,513
66,000	Hungary Government International Bond
	6.375%, 03/29/2021	68,722
200,000	Mexico Government International Bond
	4.750%, 04/27/2032	221,000
40,000	Peruvian Government International Bond
	2.392%, 01/23/2026	41,680
200,000	Saudi Government International Bond
	2.900%, 10/22/2025 (c)	212,590
	Total Foreign Government Debt Obligations (Cost $702,072)	752,505

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 40.03%
	Federal Home Loan Mortgage Corp.
14,466	Pool #D9-6291 4.500%, 09/01/2023	15,522
35,701	Pool #G1-3624 5.000%, 08/01/2024	37,571
82,000	Series K-068, 3.244%, 08/25/2027	94,052
114,935	Series 2329, 6.500%, 06/15/2031	129,196
56,387	Series 2338, 6.500%, 07/15/2031	66,882
68,170	Pool #78-0447 3.759% (1 Year CMT Rate + 2.250%, 2.250% Floor, 9.308% Cap), 04/01/2033 (a)	71,578
96	Pool #A4-3129 5.500%, 02/01/2036	108
116,398	Series 4216, 1.700%, 10/15/2039	118,145
400,000	Pool #TBA 4.000%, 07/01/2040 (h)	423,914
57,041	Series 3883, 3.000%, 05/15/2041	61,482
209,496	Series 4139, 2.500%, 11/15/2041	219,209
346,838	Pool #U9-0688 4.000%, 05/01/2042	378,482
549,317	Pool #Q4-9389 3.500%, 07/01/2047	588,689
513,307	Pool #Q5-2093 3.500%, 11/01/2047	544,529
	Federal National Mortgage Association
308,768	Pool #AJ8325 3.000%, 12/01/2026	327,211
1,800,000	Pool #TBA 2.500%, 07/15/2027 (h)	1,884,656
1,100,000	Pool #TBA 3.000%, 07/15/2027 (h)	1,156,289
865,352	Pool #AN8322 3.190%, 02/01/2028	983,985
1,012,167	Pool #AN8695 3.550%, 03/01/2028	1,165,043
2,825	Pool #544859 2.539% (11th District Cost of Funds Index + 1.799%, 1.799% Floor, 14.712% Cap), 08/01/2029 (a)	2,822
724,659	Series K-104, 1.127%, 01/25/2030 (b)	64,547
335,000	Series K-110, 1.698%, 04/25/2030 (b)	44,848
50,770	Pool #BC4938 2.500%, 04/01/2031	53,298
81,639	Pool #786848 7.000%, 10/01/2031	95,265
2,838	Pool #727181 5.000%, 08/01/2033	3,240
1,271	Pool #730727 5.000%, 08/01/2033	1,457
392	Pool #741862 5.500%, 09/01/2033	450
496	Pool #766197 5.500%, 02/01/2034	569
100	Pool #776974 5.500%, 04/01/2034	114
57,594	Pool #888504 3.568% (1 Year CMT Rate + 2.068%, 2.068% Floor, 9.312% Cap), 04/01/2034 (a)	60,224
218,225	Pool #MA1870 4.500%, 04/01/2034	239,358
3,955	Pool #775776 5.500%, 05/01/2034	4,538
1,561,048	Series 2019-M21, 1.332%, 06/25/2034 (b)(j)	204,658
108,644	Pool #802783 3.608% (12 Month LIBOR USD + 1.612%, 1.612% Floor, 10.298% Cap), 10/01/2034 (a)	110,805
3,038	Pool #781629 5.500%, 12/01/2034	3,482
4,769	Pool #822815 5.500%, 04/01/2035	5,469
4,026	Pool #357850 5.500%, 07/01/2035	4,622
2,538	Pool #820242 5.000%, 07/01/2035	2,911
700,000	Pool #TBA 2.000%, 07/15/2035	724,226
700,000	Pool #TBA 2.000%, 08/15/2035	723,078
644	Pool #838452 5.500%, 09/01/2035	740
3,418	Pool #865854 6.000%, 03/01/2036	3,986
5,821	Pool #891474 6.000%, 04/01/2036	6,791
2,626	Pool #906000 6.000%, 01/01/2037	2,998
46	Pool #928062 5.500%, 02/01/2037	53
59	Pool #899119 5.500%, 04/01/2037	65
355,384	Pool #AS9772 3.500%, 06/01/2037	379,218
115	Pool #970131 5.500%, 03/01/2038	132
78	Pool #985108 5.500%, 07/01/2038	89
51	Pool #964930 5.500%, 08/01/2038	56
47	Pool #987032 5.500%, 08/01/2038	54
67	Pool #968371 5.500%, 09/01/2038	74
27	Pool #993050 5.500%, 12/01/2038	31
14,436	Pool #993579 4.000%, 05/01/2039	15,835
2,802	Pool #AA5840 4.000%, 06/01/2039	3,075
42,984	Pool #AA8715 4.000%, 06/01/2039	48,346
151,342	Pool #AD0586 4.500%, 12/01/2039	169,768
363,056	Pool #AD4062 5.000%, 05/01/2040	417,598
335,377	Pool #AD6929 5.000%, 06/01/2040	385,762
8,090	Pool #AD9896 4.000%, 08/01/2040	8,746
10,234	Pool #AB1500 4.000%, 09/01/2040	11,242
10,611	Pool #AD9856 4.000%, 09/01/2040	11,657
6,356	Pool #AE2559 4.000%, 09/01/2040	6,981
1,904	Pool #AE2562 4.000%, 09/01/2040	2,062
2,804	Pool #AE2566 4.000%, 09/01/2040	3,079
20,110	Pool #AE4124 4.000%, 10/01/2040	22,095
10,951	Pool #AE4888 4.000%, 10/01/2040	12,023
14,357	Pool #AE3916 4.000%, 11/01/2040	15,689
2,208	Pool #AE5147 4.000%, 11/01/2040	2,417
29,296	Pool #AE8715 4.000%, 11/01/2040	32,173
3,158	Pool #AH0006 4.000%, 12/01/2040	3,465
9,088	Pool #AH0020 4.000%, 12/01/2040	9,987
17,295	Pool #AH0599 4.000%, 12/01/2040	18,994
5,180	Pool #AH0601 4.000%, 12/01/2040	5,610
10,501	Pool #AH1263 4.000%, 01/01/2041	11,455
50,144	Pool #AL5233 4.000%, 01/01/2041	55,021
3,939	Pool #AH4659 4.000%, 02/01/2041	4,324
58,049	Pool #AH5653 4.000%, 02/01/2041	63,758
73,913	Pool #AL0934 5.000%, 02/01/2041	84,967
107,460	Pool #AD1889 4.500%, 03/01/2041	118,843
7,725	Pool #AH6150 4.000%, 03/01/2041	8,483
71,381	Pool #AL0215 4.500%, 04/01/2041	79,512
55,078	Pool #AL0187 5.000%, 05/01/2041	63,309
10,068	Pool #AL0456 5.000%, 06/01/2041	11,581
3,000,000	Pool #TBA 3.500%, 07/15/2041 (h)	3,155,508
44,292	Pool #AI8842 4.500%, 08/01/2041	49,338
131,588	Series 2013-43, 1.500%, 08/25/2041	133,760
27,691	Pool #AL0815 4.000%, 09/01/2041	31,256
48,026	Series 2012-21, 2.000%, 09/25/2041	49,434
10,282	Pool #AJ1562 4.000%, 10/01/2041	11,605
8,017	Pool #AJ1972 4.000%, 10/01/2041	9,049
429,471	Pool #AJ2212 4.500%, 10/01/2041	478,399
13,472	Pool #AJ4756 4.000%, 10/01/2041	15,206
12,403	Pool #AJ3330 4.000%, 11/01/2041	14,004
11,768	Pool #AJ4549 4.000%, 11/01/2041	13,283
10,386	Pool #AJ4698 4.000%, 11/01/2041	11,722
20,515	Pool #AJ5424 4.000%, 11/01/2041	23,155
7,414	Pool #AJ7840 4.000%, 11/01/2041	8,386
12,782	Pool #AB3995 4.000%, 12/01/2041	14,435
11,698	Pool #AI0848 4.000%, 12/01/2041	13,218
10,586	Pool #AJ4187 4.000%, 12/01/2041	11,948
11,719	Pool #AJ5736 4.000%, 12/01/2041	13,228
6,988	Pool #AJ5968 4.000%, 12/01/2041	7,679
14,836	Pool #AJ6061 4.000%, 12/01/2041	16,754
9,649	Pool #AJ7868 4.000%, 12/01/2041	10,908
19,426	Pool #AJ8104 4.000%, 12/01/2041	21,926
14,110	Pool #AJ8109 4.000%, 12/01/2041	15,939
7,605	Pool #AJ8171 4.000%, 12/01/2041	8,586
15,225	Pool #AJ8341 4.000%, 12/01/2041	17,199
25,398	Pool #AJ8436 4.000%, 12/01/2041	28,675
9,417	Pool #AJ8912 4.000%, 12/01/2041	10,648
11,116	Pool #AJ9248 4.000%, 12/01/2041	12,557
92,848	Series 2012-18, 2.000%, 12/25/2041	95,873
95,534	Series 2012-75, 2.500%, 12/25/2041	98,616
10,397	Pool #AJ2446 4.000%, 01/01/2042	11,381
16,413	Pool #AJ7538 4.000%, 01/01/2042	18,560
4,510	Pool #AJ8001 4.000%, 01/01/2042	4,956
13,129	Pool #AJ8369 4.000%, 01/01/2042	14,819
12,211	Pool #AJ9162 4.000%, 01/01/2042	13,781
71,078	Pool #AJ9330 4.000%, 01/01/2042	80,258
7,255	Pool #AJ9779 4.000%, 01/01/2042	8,090
11,192	Pool #AK0170 4.000%, 01/01/2042	12,658
27,213	Pool #AK0543 4.000%, 01/01/2042	30,757
11,375	Pool #AK0563 4.000%, 01/01/2042	12,853
19,712	Pool #AK1827 4.000%, 01/01/2042	22,264
237,747	Pool #AL2752 5.000%, 03/01/2042	271,631
56,300	Series 2012-52, 3.500%, 05/25/2042	60,944
214,599	Series 2012-128, 1.500%, 06/25/2042	218,358
54,306	Pool #AB5529 4.000%, 07/01/2042	58,887
153,843	Pool #AB6228 3.500%, 09/01/2042	166,568
155,239	Series 415, 3.000%, 11/01/2042	166,712
201,494	Series 4961, 2.500%, 12/15/2042	209,898
308,808	Pool #AQ9316 2.500%, 01/01/2043	327,258
131,611	Series 2015-48, 3.000%, 02/25/2043	136,568
788,145	Pool #AT2720 3.000%, 05/01/2043	852,732
612,509	Pool #AT5900 3.000%, 06/01/2043	656,708
111,220	Series 2013-77, 1.700%, 06/25/2043	112,998
342,599	Pool #AU1625 3.500%, 07/01/2043	370,223
143,380	Series 2017-26, 3.500%, 07/25/2044	150,662
109,618	Series 2018-38, 3.500%, 03/25/2045	112,290
461,732	Pool #AS5469 4.000%, 07/01/2045	501,930
530,892	Pool #AZ0832 4.000%, 07/01/2045	575,388
107,097	Pool #AS5597 3.500%, 08/01/2045	114,763
40,195	Series 2016-38, 3.000%, 01/25/2046	43,184
87,706	Series 2016-11, 2.500%, 03/25/2046	91,814
597,875	Pool #AS7170 3.500%, 05/01/2046	636,493
532,497	Pool #AS7242 3.500%, 05/01/2046	564,687
507,885	Pool #BC9468 3.000%, 06/01/2046	538,477
485,199	Pool #AS7492 4.000%, 07/01/2046	520,762
405,221	Pool #AS8947 3.500%, 03/01/2047	435,759
72,949	Series 2017-34, 3.000%, 05/25/2047	75,528
75,890	Pool #MA3038 4.500%, 06/01/2047	81,976
118,656	Series 2017-72, 3.000%, 09/25/2047	126,962
124,328	Series 2017-72, 3.000%, 09/25/2047	133,300
139,838	Series 2018-80, 3.500%, 12/25/2047	148,306
68,163	Series 2018-77, 3.500%, 02/25/2048	71,977
119,506	Series 2018-23, 3.500%, 04/25/2048	129,576
1,842,189	Pool #BN5279 4.000%, 02/01/2049	1,953,514
132,801	Series 2019-06, 3.000%, 02/25/2049	140,516
134,817	Series 2019-07, 3.500%, 03/25/2049	144,983
145,124	Series 2019-14, 3.500%, 04/25/2049	158,878
203,378	Series 2019-45, 3.000%, 08/25/2049	218,252
6,100,000	Pool #TBA 2.500%, 07/01/2050	6,359,727
6,000,000	Pool #TBA 2.500%, 08/15/2050	6,245,742
161,935	Series 2019-41, 2.500%, 03/25/2053	167,046
159,362	Series 2017-35, 3.500%, 04/25/2053	164,366
100,528	Series 2017-84, 3.500%, 04/25/2053	103,480
145,292	Series 2019-15, 3.500%, 05/25/2053	152,767
128,027	Series 2017-49, 4.000%, 07/25/2053	134,449
180,783	Series 2018-72, 3.500%, 07/25/2054	190,361
153,801	Series 2017-96, 3.000%, 12/25/2054	160,745
75,306	Series 2018-19, 3.500%, 05/25/2056	79,134
137,930	Series 2018-70, 3.500%, 10/25/2056	148,570
138,954	Series 2019-07, 3.500%, 11/25/2057	151,020
150,830	Series 2019-12, 3.500%, 11/25/2057	163,639
424,307	Series 2020-1, 3.500%, 08/25/2058	458,503
136,674	Series 2019-28, 3.500%, 06/25/2059	152,045
	Government National Mortgage Association
9,982	Pool #614436X 5.000%, 08/15/2033	10,929
25,785	Pool #736686X 5.000%, 02/15/2039	29,482
533,571	Pool #723248X 5.000%, 10/15/2039	611,292
186,526	Series 2015-56, 1.500%, 04/16/2040	189,254
1,500,000	Pool #TBA 4.500%, 07/15/2041 (h)	1,602,305
248,004	Pool #783403X 3.500%, 09/15/2041	265,076
144,411	Series 2013-37, 2.000%, 01/20/2042	149,070
900,000	Pool #TBA 4.000%, 07/15/2042 (h)	954,229
700,000	Pool #TBA 3.500%, 08/15/2043 (h)	738,582
800,000	Pool #TBA 3.000%, 07/15/2045 (h)	847,656
700,000	Pool #TBA 3.500%, 07/15/2045 (h)	738,691
114,926	Series 2015-151, 1.700%, 10/20/2045	116,382
85,323	Pool #MA4587M 4.000%, 07/20/2047	91,831
231,302	Pool #MA4652M 3.500%, 08/20/2047	246,395
445,619	Pool #MA4778M 3.500%, 10/20/2047	474,287
309,814	Pool #MA4779M 4.000%, 10/20/2047	331,258
359,339	Pool #MA4780M 4.500%, 10/20/2047	389,698
4,200,000	Pool #TBA 2.500%, 07/01/2050	4,421,484
2,100,000	Pool #TBA 2.500%, 08/15/2050	2,206,231
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $56,204,170)	57,876,527

	MUNICIPAL DEBT OBLIGATIONS - 1.77%
	California, GO,
30,000	7.550%, 04/01/2039 (e)	53,552
60,000	7.300%, 10/01/2039 (e)	100,538
5,000	7.625%, 03/01/2040	8,847
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	144,874
	County of Riverside CA
345,000	2.963%, 02/15/2027	366,473
345,000	3.070%, 02/15/2028	369,671
125,000	District of Columbia
	3.432%, 04/01/2042	126,305
	Metropolitan Transportation Authority
255,000	5.175%, 11/15/2049	298,406
100,000	5.000%, 11/15/2050	113,585
60,000	New York State Thruway Authority - Class M
	2.900%, 01/01/2035	64,558
385,000	New York Transportation Development Corp.
	4.248%, 09/01/2035	420,062
355,000	Philadelphia Authority for Industrial Development
	6.550%, 10/15/2028	459,452
25,000	University of California Medical Center, Series H Revenue Bond,
	6.548%, 05/15/2048	40,056
	Total Municipal Debt Obligations (Cost $2,369,814)	2,566,379

Notional Amount
	PURCHASED OPTIONS - 0.00%
	Put Interest Rate Swaption - 0.00%
535,000	10-Year Interest Rate Swap,
	Receive Floating Rate
	Rate Paid: 1.700%
	Frequency: Semi-Annual
	Rate Received: 3-MO-USD-LIBOR
	Frequency: Quarterly
	Counterparty: Bank of America
	Expiration: November, 2020
	Exercises Rate: 1.700% (g)	113
	Total Purchased Options (Cost $13,402)	113
Principal Amount
	U.S. TREASURY OBLIGATIONS - 16.47%
	U.S. Treasury Bonds - 11.76%
685,184	0.625%, 01/15/2026 (f)	742,036
493,546	0.375%, 01/15/2027 (f)	531,966
67,562	0.500%, 01/15/2028 (f)	74,089
538,157	0.875%, 01/15/2029 (f)	613,354
1,075,000	3.125%, 02/15/2043	1,458,368
275,000	3.625%, 08/15/2043	401,881
1,830,000	3.750%, 11/15/2043	2,724,877
1,050,000	3.625%, 02/15/2044	1,537,758
735,000	3.125%, 08/15/2044	1,002,686
240,000	3.000%, 11/15/2045	323,592
2,365,000	2.500%, 05/15/2046	2,934,171
255,000	3.000%, 02/15/2047	347,487
500,000	3.000%, 02/15/2048	684,688
129,964	1.000%, 02/15/2048 (f)	171,850
940,000	3.125%, 05/15/2048	1,317,781
740,000	3.000%, 02/15/2049	1,021,966
91,700	1.000%, 02/15/2049 (f)	122,360
1,035,000	1.250%, 05/15/2050	994,733
	U.S. Treasury Notes - 4.71%
1,600,000	2.375%, 08/15/2024 (i)	1,741,156
2,190,000	2.875%, 05/31/2025	2,466,616
1,730,000	2.625%, 02/15/2029	2,027,580
520,000	1.625%, 08/15/2029	567,511
	Total U.S. Treasury Obligations (Cost $20,177,544)	23,808,506

	SHORT TERM INVESTMENTS - 6.95%
	Money Market Funds - 6.95%
10,050,535	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12% (d)	10,050,535
	Total Short Term Investments (Cost $10,050,535)	10,050,535

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.26%
	Investments Purchased with Proceeds from Securities Lending Collateral - 2.26%
3,268,588	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (d)	3,268,588
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,268,588)	3,268,588

	Total Investments (Cost $168,672,001) - 123.96%	179,234,291
	Liabilities in Excess of Other Assets - (23.96)%	(34,639,387)
	TOTAL NET ASSETS - 100.00%	$144,594,904

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2020.
(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another expemption from registration. The value of these securities total $30,541,184, which represents 21.12% of total net assets.

(d)	Seven-day yield as of June 30, 2020.
(e)	All or portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $873,883, which represents 0.61% of total net assets.
(h)	Security purchased on a when-issued basis. On June 30, 2020, the total value of investments purchased on a when-issued basis was $32,182,318 or 22.26% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts.
(j)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2020. These securities are liquid according to the Fund's liquidity guidelines and the value of these securities total $1,034,951, which represents 0.72% of total net assets.

(k)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.

Glossary of Terms
LIBOR - London Interbank Offered Rate
CMT - Constant Maturing Treasury Rate
SOFR - Secured Overnight Financing Rate

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
June 30, 2020

Description	Number of Contracts Purchased / (Sold)	Notional Value	Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	33	7,287,328	516	Sep-20	$2,886
U.S. Treasury 5 Year Note Futures	23	2,892,070	(719)	Sep-20	5,785
U.S. Treasury 10 Year Note Futures	(31)	(4,314,328)	4,844	Sep-20	(16,735)
U.S. Treasury Long Bond Futures	(6)	(1,071,375)	2,813	Sep-20	(6,980)
U.S. Treasury Ultra 10 Year Note Futures	(4)	(629,938)	1,000	Sep-20	(1,757)
U.S. Treasury Ultra Bond Futures	(12)	(2,617,875)	12,375	Sep-20	(11,647)
					$(28,448)

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
June 30, 2020
Notional Amount		Value
	OPTIONS ON CREDIT DEFAULT SWAPS
	Call Credit Default Swaptions
$7,055,000	U.S. Dollar - Euro
	Buy Protection CDX.NA.IG.34
	Reference Rate Paid: 1.000%
	Frequency: Quarterly
	Reference Rate Received: CDX.NA.IG.34
	Frequency: Quarterly
	Counterparty: Morgan Stanley
	Expiration: July, 2020
	Exercise Price: $77.50	$(11,898)

	Put Credit Default Swaptions
7,055,000	U.S. Dollar - Euro
	Buy Protection CDX.NA.IG.34
	Reference Rate Paid: 1.000%
	Frequency: Quarterly
	Reference Rate Received: CDX.NA.IG.34
	Frequency: Quarterly
	Counterparty: Morgan Stanley
	Expiration: July, 2020
	Exercise Price: $77.50	(19,017)
	Total Options Written (Premiums Received $36,333)	$(30,915)

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN SWAP CONTRACTS (Unaudited)
Credit Default Swaps on Credit Indices - Buy Protection(1)
June 30, 2020

Reference Obligation	Implied Credit Spread at 6/30/2020 (3)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount (4)	Fair Value	Upfrint Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA 12 Index	54.07	0.500%	8/17/2061	Morgan Stanley	Quarterly	$1,490,000	$4,808	$11,242	($6,434)

Credit Default Swaps on Credit Indices - Sell Protection(2)
June 30, 2020
Reference Obligation	Implied Credit Spread at 6/30/2020 (3)	Fixed Pay Rate	Maturiety Date	Counterparty	Payment Frequency	Notional Amount (4)	Fair Value	Ufront Pemiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX. NA. IG 33 Index 34*	75.88	1.000%	6/20/2025	Morgan Stanley	Quarterly	3,690,000	42,206	22,474	19,732

Interest Rate Swaps
June 30, 2020
Pay/Receive Floating Rate	Floating Rate Index	Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)
Receive	3-MO-USD-LIBOR**	Quarterly	2.3590%	Semi-Annual	4/9/2024	Morgan Stanley	1,220,000	(96,478)	–
Receive	3-MO-USD-LIBOR**	Quarterly	2.3580%	Semi-Annual	4/9/2024	Morgan Stanley	1,662,000	(131,367)	–
Receive	3-MO-USD-LIBOR**	Quarterly	2.2500%	Semi-Annual	9/21/2026	Morgan Stanley	4,143,000	(472,122)	(107,731)
Receive	3-MO-USD-LIBOR**	Quarterly	1.7270%	Semi-Annual	10/29/2029	Morgan Stanley	615,000	(63,694)	–
Receive	3-MO-USD-LIBOR**	Quarterly	1.7160%	Semi-Annual	10/29/2029	Morgan Stanley	190,000	(19,485)	–
Receive	3-MO-USD-LIBOR**	Quarterly	1.7210%	Semi-Annual	10/29/2029	Morgan Stanley	370,000	(38,115)	–
Receive	3-MO-USD-LIBOR**	Quarterly	1.7655%	Semi-Annual	10/30/2029	Morgan Stanley	280,000	(30,014)	–
Receive	3-MO-USD-LIBOR**	Quarterly	1.7690%	Semi-Annual	10/30/2029	Morgan Stanley	310,000	(33,330)	–
Receive	3-MO-USD-LIBOR**	Quarterly	0.8355%	Semi-Annual	3/20/2030	Morgan Stanley	690,000	(14,128)	–
Receive	3-MO-USD-LIBOR**	Quarterly	2.7500%	Semi-Annual	12/20/2047	Morgan Stanley	775,000	(368,653)	(28,359)
								$ (1,267,386)	$ (136,089)
1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.  A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

4)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*	Centrally cleared swap, clearing agent: Intercontinental Exchange